Executive and Supervisory Board Compensation (Details) - Executive Board - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Executive and Supervisory Board Compensation
Short-term employee benefits	€ 19,632	€ 12,556	€ 25,015
Share-based payment	24,469	20,726	25,095
Subtotal	44,101	33,282	50,110
Post-employment benefits	1,033	(1,429)	464
Thereof defined-benefit	673	(1,433)	461
Thereof defined-contribution	360	4	3
Termination benefits		9,600
Total	€ 45,134	€ 41,453	€ 50,574